Schedule I - BALANCE SHEETS (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current assets
Cash and cash equivalents	$ 71,919	$ 49,723
Prepayment and other current assets	4,087	3,573
Total current assets	84,685	69,648
Non-current assets
Total non-current assets	21,309	20,338
Total assets	105,994	89,986
Current liabilities
Accrued expenses and other liabilities	15,072	9,636
Total current liabilities	40,797	25,237
Total liabilities	41,474	25,369
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2012 and 2013; Authorized - 480,000,000 shares at September 30, 2012 and 2013; Issued and outstanding - 134,386,849 and 135,532,141 shares at September 30, 2012 and 2013, respectively)	14	13
Additional paid-in capital	46,742	61,777
Accumulated other comprehensive income	6,295	4,922
Retained earnings/(cumulative deficits)	11,469	(2,095)
Total equity	64,520	64,617
Total liabilities and equity	105,994	89,986
Parent Company
Current assets
Cash and cash equivalents	2,333	11,998	19,620	24,141
Prepayment and other current assets	278	293
Amount due from subsidiaries	2,642	8,904
Total current assets	5,253	21,195
Non-current assets
Investment in subsidiaries	62,424	45,836
Total non-current assets	62,424	45,836
Total assets	67,677	67,031
Current liabilities
Accrued expenses and other liabilities	809	159
Amount due to subsidiaries	2,348	2,255
Total current liabilities	3,157	2,414
Total liabilities	3,157	2,414
Shareholders' equity
Ordinary shares (par value of US$0.0001 per share at September 30, 2012 and 2013; Authorized - 480,000,000 shares at September 30, 2012 and 2013; Issued and outstanding - 134,386,849 and 135,532,141 shares at September 30, 2012 and 2013, respectively)	14	13
Additional paid-in capital	46,742	61,777
Accumulated other comprehensive income	6,295	4,922
Retained earnings/(cumulative deficits)	11,469	(2,095)
Total equity	64,520	64,617	72,734	74,986
Total liabilities and equity	$ 67,677	$ 67,031